Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Restructuring costs	€ 179	€ 1,663
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	57	1,382
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	16	22
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	98	174
Other companies | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 8	€ 85